Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Components of accumulated other comprehensive earnings/(loss)

The table below shows the components of accumulated other comprehensive earnings/(loss) at December 31:

($ in thousands)	2012	2011

Accumulated translation, net of tax	$1,219	$(90)
Unrealized loss on cash flow hedges, net of tax	(980)	—
Unrecognized amounts relating to benefit plans, net of tax:
Net loss	(120,164)	(114,010)
Prior service costs	(679)	(1,046)

Accumulated other comprehensive loss	$(120,604)	$(115,146)